Financial liabilities at amortized cost – payables to credit card network	12 Months Ended
Dec. 31, 2021
Financial Liabilities At Amortized Cost Payables To Credit Card Network
Financial liabilities at amortized cost – payables to credit card network

19. Financial liabilities at amortized cost – payables to credit card network

	2021	2020

Payables to credit card network (i)	4,882,159	3,329,879
Payables to clearing houses	-	1,379
Total	4,882,159	3,331,258
(i)	Corresponds to the amount payable to the Mastercard brand related to credit and debit card transactions. Credit card payables are settled according to the transaction installments, substantially in up to 27 days for Brazilian transactions with no installments and 1 business day for international transactions. Sales in installments (“parcelado”) have monthly settlements over a period of up to 12 months. For Mexican and Colombian operations, the amounts are settled in 1 business day. The segregation of the settlement is shown in the table below:

Payables to credit card network	2021	2020

Up to 30 days	2,518,437	1,703,826
30 to 90 days	1,205,765	885,367
More than 90 days	1,157,957	740,686
Total	4,882,159	3,329,879

Collateral for credit card operations

As of December 31, 2021, the Group had US$1,052 (US$90,761 on December 31, 2020) of security deposits granted in favor of Mastercard. These securities are measured at fair value through profit or loss and are held as collateral for the amounts payable to the network and can be replaced by other securities with similar characteristics. The average remuneration rate of those deposits was 0.20% per month on December 31, 2021 (0.34% on December 31, 2020).